Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000051889 | Al Rajhi Bank
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000051889 | Saudi National Bank
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000051889 | Naspers
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000051889 | Qatar National Bank
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051889 | National Bank of Kuwait
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000051889 | Saudi Awwal Bank
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051889 | First Abu Dhabi Bank
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051889 | Capitec Bank Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000051889 | FirstRand
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000051889 | Northam Platinum Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000051889 | Financials
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000051889 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000051889 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000051889 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051889 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000051889 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000051889 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000051889 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000051889 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051889 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000184321 | Al Rajhi Bank
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000184321 | Saudi National Bank
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000184321 | Naspers
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000184321 | Qatar National Bank
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000184321 | National Bank of Kuwait
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184321 | Saudi Awwal Bank
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184321 | First Abu Dhabi Bank
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184321 | Capitec Bank Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000184321 | FirstRand
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184321 | Northam Platinum Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000184321 | Financials
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000184321 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000184321 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000184321 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000184321 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000184321 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000184321 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000184321 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184321 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184321 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225812 | Al Rajhi Bank
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000225812 | Saudi National Bank
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000225812 | Naspers
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225812 | Qatar National Bank
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225812 | National Bank of Kuwait
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225812 | Saudi Awwal Bank
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225812 | First Abu Dhabi Bank
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225812 | Capitec Bank Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225812 | FirstRand
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225812 | Northam Platinum Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225812 | Financials
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000225812 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000225812 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000225812 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000225812 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000225812 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225812 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225812 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225812 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225812 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.20%